Income/(loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income/(loss) per share
Income per share from continuing operations - basic	$ 0.2	$ 0.14	[1]
Income per share from continuing operations - diluted	0.2	0.14	[1]
Income per share from discontinued operations - basic	0.03	(0.04)
Income per share from discontinued operations - diluted	0.03	(0.04)
Basic income per share	0.23	0.1	[1]
Diluted income per share	$ 0.22	$ 0.1	[1]
Income from continuing operations	$ 67.1	$ 46.9	[1]
Exclude: loss for the period attributable to non-controlling interests, continuing operations	0.1
Income/(loss) for the period attributable to owners of the Company, continuing operations	67.2	46.9
Loss from discontinued operation	9.9	(16.2)	[1]
Exclude: loss for the period attributable to non-controlling interests	(1.3)	2.4
Income/(loss) for the period attributable to owners of the Company, discontinued operations	8.6	(13.8)
Income for the period	77.0	30.7	[1]
Exclude: loss for the period attributable to non-controlling interests	(1.2)	2.4	[1]
Income/(loss) for the period attributable to owners of the Company	$ 75.8	$ 33.1
Weighted average number of ordinary shares outstanding, basic	335,713	333,600
Weighted average number of potential ordinary shares, dilutive	7,398	5,469

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.